(1) Basis of Presentation and Summary of Significant Accounting Policies: Basic and Diluted Loss Per Share: Schedule of Earnings Per Share Calculation, Basic and Diluted (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Earnings Per Share Calculation, Basic and Diluted

The following table sets forth the computation of basic and diluted net loss per share:

	Year Ended December 31,
	2012	2011
Numerator:
Net loss	$(2,381,866)	$(2,591,642)

Denominator:
Denominator for basic calculation weighted averages	19,589,978	19,376,214

Dilutive Common Stock equivalents:
Options and warrants	-	-
Denominator for diluted calculation weighted average	19,589,978	19,376,214

Net loss per share:
Basic net loss per share	(.12)	(.13)
Diluted net loss per share	(.12)	(.13)